Advances for vessel acquisitions and Vessels, net (Narrative) (Details) $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 10, 2022 USD ($) shares	Jun. 13, 2022 USD ($)	Dec. 03, 2021 USD ($)	Jul. 15, 2021 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Vessels	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 11, 2022 shares
Property, Plant and Equipment [Line Items]
Reclassification to Vessels							$ 1,370	$ 441
Asset Acquisition [Line Items]
Number of warrants | shares										18,487,393
Number Of Vessels Delivered To Company | Vessels						8
Advances for vessel acquisitions						$ 24,123	24,123	16,287
Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of vessels							(2,850)	(1,360)	$ 1,085
Vessels' net book value						949,616	949,616	643,450	716,178
Vessels						1,141,128	1,141,128	$ 810,429	$ 872,431
Najas
Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of vessel						11,250	11,250
Gain (loss) from sale of vessels							(1,564)
Vessels' net book value						9,010	9,010
Baltimore
Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of vessel						22,000	22,000
Gain (loss) from sale of vessels		$ (2,850)
Unamortized deferred costs		$ 41
Vessels' net book value						16,722	16,722
Vessel Acquisitions
Asset Acquisition [Line Items]
Advances for vessels acquisitions held at an escrow account						$ 20,571	20,571
Leonidas P.C.
Asset Acquisition [Line Items]
Advances for vessel acquisitions				$ 4,400
Percentage of advance amount paid				20.00%
Additional predelivery expenses.				$ 927
Purchase price of vessel acquired				$ 22,000
Florida
Asset Acquisition [Line Items]
Advances for vessel acquisitions			$ 11,855
Percentage of advance amount paid			20.00%
Additional predelivery expenses.			$ 1,504
Purchase price of vessel acquired			$ 59,275
Nine Ultramax vessels
Asset Acquisition [Line Items]
Total amount of equity interest	$ 110,000
Eight of nine Utramax vessels
Asset Acquisition [Line Items]
Additional predelivery expenses.					$ 4,364
Purchase price of vessel acquired					263,719
Total amount of equity interest					$ 67,909
Ninth of nine Ultramax vessels
Asset Acquisition [Line Items]
Additional predelivery expenses.							$ 169
Ultramax
Asset Acquisition [Line Items]
Asset acquisition price of acquisition expected	330,000
Amount to be paid in cash	$ 220,000
Ultramax | Newly Issued Common Shares, Issuable On Delivery Of Each Vessel [Member]
Asset Acquisition [Line Items]
Number of warrants | shares	18,487,393
Class Of Warrant Or Right Unissued | shares	9